Label	Element	Value
SA Multi-Managed Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001003239_SupplementTextBlock

Seasons Series Trust

SA Multi-Managed Growth Portfolio

SA Multi-Managed Income Portfolio

SA Multi-Managed Income/Equity Portfolio

SA Multi-Managed Large Cap Growth Portfolio

SA Multi-Managed Moderate Growth Portfolio

(each a “Portfolio” and together, the “Portfolios”)

Supplement dated April 30, 2019, to the Portfolios’ Prospectus dated July 27, 2018, as supplemented and amended to date

On or about May 1, 2019, the following changes to the Prospectus will become effective:

Risk/Return [Heading]	rr_RiskReturnHeading	SA Multi-Managed Large Cap Growth Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

For the SA Multi-Managed Large Cap Growth Portfolio, in the section entitled “Portfolio Summary – Principal Investment Strategies of the Portfolio,” the final paragraph in this section is deleted and replaced with the following:

The Portfolio is actively managed by two subadvisers, one of which uses a bottom-up stock selection process, seeking attractive investments on an individual company basis. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by the adviser who seeks to track an index or a subset of an index.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

For SA Multi-Managed Growth Portfolio, SA Multi-Managed Income Portfolio, and SA Multi-Managed Large Cap Growth Portfolio, the following is added to the section entitled “Portfolio Summary – Principal Risks of Investing in the Portfolio.”

Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.